================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]  Amendment Number:

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zweig Advisers LLC
Address: 100 Pearl Street, Hartford, CT 06103

Form 13F File Number:  028-2621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin J. Carr
Title:   Senior Vice President and Assistant Secretary
Phone:   (860) 263-4791

Signature, Place and Date of Signing:

/s/ Kevin J. Carr             Hartford, CT                   April 25, 2013
------------------      --------------------------       ----------------------
   (Signature)               (City, State)                       (Date)

================================================================================

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $679,261
                                        (thousands)

List of Other Included Managers:
NONE

                           FORM 13F INFORMATION TABLE
                     REPORTING MANAGER:  ZWEIG ADVISERS LLC
                     FOR THE QUARTER ENDED: MARCH 31, 2013

                                                                                                                  COLUMN 8
COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5            COLUMN 6  COLUMN 7        VOTING AUTHORITY
---------------------------- -------------- --------- --------- ---------          ---------- -------- ----------------------------
                                                                SHARES OR
                                TITLE OF                VALUE   PRINCIPAL SH/ PUT/ INVESTMENT  OTHER       SOLE        SHARED  NONE
NAME OF ISSUER                   CLASS        CUSIP    (X1000)   AMOUNT   PRN CALL DISCRETION MANAGER       (A)          (B)    (C)
---------------------------- -------------- --------- --------- --------- --- ---- ---------- -------- -------------- ------- -----
ABBOTT LABS                  COM            002824100   10,313    292,000 SH       SOLE                        292,000
AFLAC INC                    COM            001055102   12,329    237,000 SH       SOLE                        237,000
ALASKA AIR GROUP INC         COM            011659109    8,571    134,000 SH       SOLE                        134,000
ALTRIA GROUP INC             COM            02209S103   13,378    389,000 SH       SOLE                        389,000
AMAZON COM INC               COM            023135106    5,969     22,400 SH       SOLE                         22,400
APPLE INC                    COM            037833100   25,186     56,900 SH       SOLE                         56,900
AT&T INC                     COM            00206R102    7,705    210,000 SH       SOLE                        210,000
AUTOZONE INC                 COM            053332102    7,975     20,100 SH       SOLE                         20,100
BB&T CORP                    COM            054937107   14,879    474,000 SH       SOLE                        474,000
BIOGEN IDEC INC              COM            09062X103    9,453     49,000 SH       SOLE                         49,000
BLACKROCK INC                COM            09247X101   12,279     47,800 SH       SOLE                         47,800
BUCKEYE PARTNERS L P         UNIT LTD PARTN 118230101    8,257    135,000 SH       SOLE                        135,000
C H ROBINSON WORLDWIDE INC   COM NEW        12541W209    4,995     84,000 SH       SOLE                         84,000
CATERPILLAR INC DEL          COM            149123101   10,610    122,000 SH       SOLE                        122,000
CENTURYLINK INC              COM            156700106    7,483    213,000 SH       SOLE                        213,000
CF INDS HLDGS INC            COM            125269100    6,435     33,800 SH       SOLE                         33,800
CHEVRON CORP NEW             COM            166764100   11,882    100,000 SH       SOLE                        100,000
CITRIX SYS INC               COM            177376100    8,371    116,000 SH       SOLE                        116,000
CLIFFS NAT RES INC           COM            18683K101    9,258    487,000 SH       SOLE                        487,000
COACH INC                    COM            189754104   10,598    212,000 SH       SOLE                        212,000
COMCAST CORP NEW             CL A           20030N101   13,275    316,000 SH       SOLE                        316,000
CONOCOPHILLIPS               COM            20825C104    6,731    112,000 SH       SOLE                        112,000
CONTINENTAL RESOURCES INC    COM            212015101    8,693    100,000 SH       SOLE                        100,000
CUMMINS INC                  COM            231021106   12,276    106,000 SH       SOLE                        106,000
D R HORTON INC               COM            23331A109    8,384    345,000 SH       SOLE                        345,000
DARDEN RESTAURANTS INC       COM            237194105    7,855    152,000 SH       SOLE                        152,000
DEERE & CO                   COM            244199105   10,060    117,000 SH       SOLE                        117,000
DOVER CORP                   COM            260003108   10,349    142,000 SH       SOLE                        142,000
DU PONT E I DE NEMOURS & CO  COM            263534109    7,030    143,000 SH       SOLE                        143,000
E M C CORP MASS              COM            268648102    8,338    349,000 SH       SOLE                        349,000
ENERGY TRANSFER PRTNRS L P   UNIT LTD PARTN 29273R109    7,654    151,000 SH       SOLE                        151,000
FIRSTENERGY CORP             COM            337932107    7,427    176,000 SH       SOLE                        176,000
FORD MTR CO DEL              COM PAR $0.01  345370860   12,545    954,000 SH       SOLE                        954,000
FREEPORT-MCMORAN COPPER & GO COM            35671D857   12,909    390,000 SH       SOLE                        390,000
GILEAD SCIENCES INC          COM            375558103   11,303    231,000 SH       SOLE                        231,000
GOLDMAN SACHS GROUP INC      COM            38141G104    9,418     64,000 SH       SOLE                         64,000
GOODYEAR TIRE & RUBR CO      COM            382550101    7,932    629,000 SH       SOLE                        629,000
GOOGLE INC                   CL A           38259P508    7,940     10,000 SH       SOLE                         10,000
HCP INC                      COM            40414L109    7,529    151,000 SH       SOLE                        151,000
HEINZ H J CO                 COM            423074103    7,082     98,000 SH       SOLE                         98,000
INTEL CORP                   COM            458140100    6,948    318,000 SH       SOLE                        318,000
JOHNSON & JOHNSON            COM            478160104   13,208    162,000 SH       SOLE                        162,000
JPMORGAN CHASE & CO          COM            46625H100   16,943    357,000 SH       SOLE                        357,000
LILLY ELI & CO               COM            532457108    7,439    131,000 SH       SOLE                        131,000
LINCOLN NATL CORP IND        COM            534187109    9,783    300,000 SH       SOLE                        300,000

LOCKHEED MARTIN CORP         COM            539830109    7,142     74,000 SH       SOLE                         74,000
MASTERCARD INC               CL A           57636Q104   11,093     20,500 SH       SOLE                         20,500
MERCK & CO INC NEW           COM            58933Y105    7,165    162,000 SH       SOLE                        162,000
MONSANTO CO NEW              COM            61166W101    7,605     72,000 SH       SOLE                         72,000
PARKER HANNIFIN CORP         COM            701094104    9,707    106,000 SH       SOLE                        106,000
PEPSICO INC                  COM            713448108   12,737    161,000 SH       SOLE                        161,000
QUALCOMM INC                 COM            747525103   15,666    234,000 SH       SOLE                        234,000
SAFEWAY INC                  COM NEW        786514208    7,694    292,000 SH       SOLE                        292,000
SCHLUMBERGER LTD             COM            806857108    9,661    129,000 SH       SOLE                        129,000
TEMPLETON DRAGON FD INC      COM            88018T101    9,580    343,000 SH       SOLE                        343,000
TESORO CORP                  COM            881609101    9,661    165,000 SH       SOLE                        165,000
TOTAL S A                    SPONSORED ADR  89151E109    6,285    131,000 SH       SOLE                        131,000
TRINITY INDS INC             COM            896522109    9,701    214,000 SH       SOLE                        214,000
TWO HBRS INVT CORP           COM            90187B101    7,150    567,000 SH       SOLE                        567,000
US BANCORP DEL               COM NEW        902973304   13,504    398,000 SH       SOLE                        398,000
UNION PAC CORP               COM            907818108   10,396     73,000 SH       SOLE                         73,000
UNITEDHEALTH GROUP INC       COM            91324P102   10,641    186,000 SH       SOLE                        186,000
VALERO ENERGY CORP NEW       COM            91913Y100    9,598    211,000 SH       SOLE                        211,000
VERISIGN INC                 COM            92343E102    8,416    178,000 SH       SOLE                        178,000
VERIZON COMMUNICATIONS INC   COM            92343V104   13,565    276,000 SH       SOLE                        276,000
VISA INC                     COM CL A       92826C839    9,171     54,000 SH       SOLE                         54,000
WHITING PETE CORP NEW        COM            966387102    8,846    174,000 SH       SOLE                        174,000
WILLIAMS COS INC DEL         COM            969457100   12,924    345,000 SH       SOLE                        345,000
WPX ENERGY INC               COM            98212B103    6,376    398,000 SH       SOLE                        398,000